SCHEDULE OF ESTIMATED FAIR VALUE OF WARRANTS (Details) - Warrant [Member]	Apr. 30, 2026 $ / shares	Jan. 31, 2026 $ / shares
Measurement Input, Share Price [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price	$ 1.40	$ 1.40
Measurement Input, Share Price [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price	$ 4.00	4.00
Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	4.80
Exercise price		$ 4.80
Measurement Input, Price Volatility [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	521	521
Measurement Input, Price Volatility [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	1,042	1,042
Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term (years)	3 years	3 years
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	4.05	4.05
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	4.45	4.45
Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	0	0